Tax	12 Months Ended
Dec. 31, 2024
Tax [Abstract]
Tax
Note 15 – Tax

DHT Holdings, Inc. is a foreign corporation that is not subject to United States federal income taxes. Further, DHT is not subject to income taxes imposed by the Marshall Islands, the country in which it is incorporated, and there are no U.S. legal entities. The Monegasque company, DHT Management S.A.M., is subject to income taxation in Monaco, the Norwegian management company, DHT Management AS, is subject to income taxation in Norway and the direct and indirect subsidiaries in Singapore, DHT Ship Management (Singapore) Pte. Ltd, DHT Chartering (Singapore) Pte. Ltd, Goodwood Ship Management Pte. Ltd., and Goodwood Shipping Agencies Pte. Ltd. are subject to income taxation in Singapore and the indirect Indian subsidiary, Goodwood Marine Services Pvt. Ltd. is subject to income taxation in India. The tax effects for the companies are disclosed below.

Specification of income tax
(Dollars in thousands)	2024	2023	2022
Income tax payable	$607	$532	$592
Tax expenses related to previous year	(22)	47	(4)
Change in deferred tax	22	70	(1)
Total income tax expense	$608	$649	$587

Specification of temporary differences and deferred tax
	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022
Property, plant and equipment	$360	$294	$468
Pensions	(530)	(900)	(695)
Total basis for deferred tax	$(170)	$(606)	$(227)
Deferred tax liability/(asset), net [1]	$(84)	$(176)	$(113)
Deferred tax (asset), gross [2]	(127)	(212)	(168)
Deferred tax liability, gross [2]	43	36	55

[1]	Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.
[2]
Deferred tax liabilities related to one of the indirect subsidiaries in Singapore and one of the direct subsidiaries in Singapore, and cannot be off-set with the deferred tax asset related to the subsidiary in Norway.

Reconciliation of income tax expense

(Dollars in thousands)	2024	2023	2022
Profit/(loss) before income tax	$182,069	$162,046	$62,567
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	608	649	587
Total income tax expense	$608	$649	$587